Basis of accounting	12 Months Ended
Dec. 31, 2021
Basis of accounting
Basis of accounting

2.   Basis of accounting

2.1.  Statement of compliance

These consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements were authorized for issue by the Group’s Board of Directors on April 29, 2022.

2.2.  Going concern

The financial position of the Group, its cash flows and liquidity position are described in the primary statements and notes of these consolidated financial statements. In addition, Note 28 includes the Group’s policies for managing its liquidity risk.

Despite the uncertainties related to the COVID-19 pandemic, and taking into account significant positive cash inflows from operating activities, management’s assessment of positive revenue trends and principal risks and uncertainties, management has a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, which is at least 12 months from the date when these consolidated financial statements were authorized for issue. Accordingly, they are satisfied that the consolidated financial statements should be prepared on a going concern basis. Please see also Note 30 and Note 31. Management believes that there are no significant uncertainties regarding going concern.

2.3.  Basis of presentation

These consolidated financial statements have been prepared based on historical cost unless disclosed otherwise and are presented in United States Dollars ($) which is also the functional currency of Nexters Inc. and Nexters Global Ltd. Values are presented in thousands, rounded to the nearest thousand unless indicated otherwise.

2.4.  Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at and for the years ended December 31, 2021, 2020 and 2019.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

●	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
●	Exposure, or rights, to variable returns from its involvement with the investee, and
●	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement with the other vote holders of the investee,
●	Rights arising from other contractual arrangements,
●	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of an investee begins when the Group obtains control over the investee and ceases when the Group loses control over the investee. Assets, liabilities, income and expenses of an investee acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Group gains control until the date the Group ceases to control the investee. The financial statements of the investees are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full.

2.5.  Changes in accounting policies

During 2021 the Group applied a number of accounting standards effective from January 1, 2021 for the first time, but they do not have a material impact on the Group’s consolidated financial statements.

Standards and interpretations effective for the year ended December 31, 2021

–Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16).

–COVID-19-Related Rent Concessions (Amendment to IFRS 16).

A number of new standards are effective for annual periods beginning after January 1, 2021 and earlier application is permitted; however, the Group has not earlier adopted the new or amended standards in preparing these consolidated financial statements. The following amended standards and interpretations are not expected to have a significant impact on the Group’s financial statements.

Standards issued but not yet effective:

–	COVID-19-Related Rent Concessions (Amendment to IFRS 16).
–	Onerous Contracts - Cost of Fulfilling a Contract (Amendments to IAS 37).
–	Annual Improvements to IFRS Standards 2018-2020.
–	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16).
–	Reference to the Conceptual Framework (Amendments to IFRS 3).
–	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts.
–	Classification of liabilities as current or non-current (Amendments to IAS 1).
–	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2).
–	Definition of Accounting Estimates (Amendments to IAS 8).
–	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12).

The accounting policies adopted are consistent with those followed in the preparation of the Group's annual financial statements for the year ended December 31, 2020, except for the following:

Short-term leases and leases of low-value assets

The standard includes two recognition exemptions for lessees – leases of ’low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less).

Since January 1, 2021 the Group does not apply the short-term lease recognition exemption to its short-term leases of office premises (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). Lease payments on such short-term leases are recognized as a right-of-use asset and a lease liability at the lease commencement date.

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.